Operating Leases - Schedule of Lease Expense and Supplemental Cash Flow Information Related to Leases (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost (included in selling, general, and administrative expense in the Company's statement of operations)	$ 171,332,000	$ 107,588
Cash paid for amounts included in the measurement of lease liabilities for 2019	$ 92,000	$ 98,375
Weighted average remaining lease term - operating leases (in years)	3 years 2 months 30 days	3 years 6 months
Average discount rate - operating leases	4.00%	4.00%